United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Hermes Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/21

Date of Reporting Period: Six months ended 9/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2020

Project and Trade Finance Core Fund
(formerly, Federated Project and Trade Finance Core Fund)

A Portfolio of Federated Hermes Core Trust III
(formerly, Federated Core Trust III)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	88.8%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	7.7%
Other Assets and Liabilities—Net[4]	3.6%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—88.8%
		Basic Industry - Chemicals—0.9%
$ 2,396,245	[2]	Kuwait Paraxylen, Revolver, 1.119% (1-month USLIBOR +0.700%), 12/14/2021	5/31/2018- 6/11/2020	$4,113,065	$2,380,021
2,967,228	[2]	Kuwait Paraxylen, Term Loan, 0.844% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	6,563,821	2,947,765
		TOTAL			5,327,786
		Basic Industry - Forestry/Paper—0.6%
3,600,000	[2]	Bahia Cellulose, 3.150% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	7,976,579	3,584,716
		Basic Industry - Metals/Mining Excluding Steel—5.9%
9,000,000	[2]	China Hongqiao Group Ltd., 3.891% (6-month USLIBOR +3.750%), 4/11/2021	6/10/2020	5,213,705	8,726,230
2,299,362	[3,4,5,6]	Discovery Copper, 5.134%, 3/1/2015	9/29/2011- 9/22/2015	551,944	0
11,965,910	[2]	Harmony Gold Mining Co. Ltd., 3.352% (3-month USLIBOR +0.030%), 9/30/2022	7/31/2018- 10/2/2019	2,201,080	11,792,942
14,500,000	[2]	Uralkali PJSC, 2.354% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	4,466,358	14,399,975
		TOTAL			34,919,147
		Basic Industry - Steel Producers/Products—2.1%
4,166,666	[2]	Arcelormittal, 2.326% (6-month USLIBOR +1.900%), 12/12/2022	12/19/2018- 6/20/2019	5,948,500	4,156,538
4,500,000	[2]	Ferrexpo AG, 4.742% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018- 11/6/2019	15,000,000	4,220,009
4,238,416	[2]	Metinvest BV, 4.900% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	17,000,000	3,935,179
		TOTAL			12,311,726
		Building & Development—0.5%
4,444,967	[2,3]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 12/31/2020	4/16/2018	3,393,467	3,111,477
		Capital Goods - Aerospace & Defense—0.3%
1,629,632	[2]	Gulf Air BSC, 3.400% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	3,125,000	1,619,278
		Consumer Goods - Food - Wholesale—2.7%
315,657	[3]	Banacol, 1.750%, 6/28/2025	1/2/2013- 6/28/2017	3,348,067	188,510
3,930,007		Dansk Landbrugs Grovvarseslskab AMBA, 1.394%, 10/27/2020	8/26/2020	14,427,500	3,926,062
2,475,000	[2]	Ghana Cocoa Board, 0.241-2.217% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	5,941,500	2,475,000
1,100,864	[2,3,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	5,774,706	210,045
5,000,000	[3,4,5]	Molino Canuelas, 9.900%, 12/16/2020	12/29/2016	1,630,243	1,500,000
4,000,000		PT Pacific Indopalm Industries, 2.071%, 10/20/2020	5/3/2019- 3/14/2019	16,521,228	4,000,000
2,571,428	[3,4,5,6]	REI Agro Ltd., 7.772%, 10/31/2014	10/31/2012- 11/3/2014	4,852,941	387,000
1,667,000	[3,4,5,6]	Seara, 5.844%, 6/15/2017	10/29/2014- 12/8/2014	2,840,000	226,545
4,921,053	[2,3,4]	Vicentin SAIC II, 6.275% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	11,973,410	1,968,421
2,500,000	[2,3,4]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	4,166,667	1,000,000
		TOTAL			15,881,583
		Consumer Goods - Personal & Household Products—0.5%
2,565,000	[2,3]	PT Delta Dunia Sandang Tekstil, 6.311% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	2,500,000	402,705
2,502,932		PT Pan Brothers TBK, 2.216-2.241%, 10/9/2020	6/2/2020- 6/10/2020	4,355,833	2,502,932
		TOTAL			2,905,637
		Consumer Non-Cyclical/Food-Wholesale—1.5%
EUR 2,156,000	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	1,560,397	2,527,228
5,544,000	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	6,895,408	6,498,587
		TOTAL			9,025,815
		Energy - Exploration & Production—14.3%
$ 1,142,396	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.570% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	1,444,445	1,134,876
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$ 7,449,307	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.820% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	$2,475,000	$7,357,580
7,974,917	[2]	Heston BV, 2.196% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	2,397,442	7,828,382
5,437,500	[2]	Kosmos Energy, 3.331-3.396% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019- 5/26/2020	2,502,932	5,324,407
7,121,957	[2]	Malampaya, 4.220% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	1,105,045	7,019,337
10,000,000	[2]	Petrobras, 2.775% (3-month USLIBOR +2.500%), 4/9/2021	7/22/2020	10,000,000	10,049,306
9,280,268	[2]	Prime Oil and Gas BV, 3.896% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	2,822,487	8,922,696
3,416,502	[2]	SHT, 4.600% (1-month USLIBOR +2.000%), 9/30/2025	8/26/2014- 6/30/2020	13,000,000	3,370,473
4,035,537	[2,3]	SNPC, 6.566% (1-month USLIBOR +4.900%), 03/04/2020	7/28/2015- 3/4/2020	7,412,060	2,035,929
9,000,000	[2]	SOCAR Energy ’18, 2.453% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	5,600,000	8,921,595
577,778	[2]	Sonangol Finance Ltd., 3.511% (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	2,541,915	554,009
1,660,294	[2]	Sonangol, 3.620% (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016- 4/3/2017	3,601,350	1,625,654
5,600,000	[2]	Tengizchevroil Finance Co. International Ltd., 2.345% (3-month USLIBOR +2.000%), 7/7/2021	7/14/2020	3,251,506	5,600,000
15,000,000	[2]	Yibal Export Pdo, 1.865% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016- 7/15/2019	2,057,288	14,778,908
		TOTAL			84,523,152
		Energy - Integrated Energy—3.4%
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	3,780,000	17,782,333
2,610,240	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +0.052%), 5/23/2025	6/21/2019	2,610,240	2,580,732
		TOTAL			20,363,065
		Energy - Oil Refining and Marketing—1.0%
5,500,000	[2]	Dangote, 6.807% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014	4,467,094	5,438,950
159,646		Maldives, Government of, 3.406-3.806%, 10/23/2020	4/24/2020	10,042,427	159,507
2,065,252	[3,4,5,6]	Samir Energy II, 5.541%, 12/31/2015	5/30/2014	14,999,999	516,313
		TOTAL			6,114,770
		Finance/Banks/Brokers—0.9%
4,852,941	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	4,035,537	4,792,281
555,556	[2]	Banco Supervielle SA, 3.130% (3-month USLIBOR +2.850%), 11/16/2020	6/28/2018	4,904,088	555,556
		TOTAL			5,347,837
		Foreign Sovereign—16.9%
EUR 9,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	8,956,500	10,579,749
$ 2,250,000	[2]	Bank of Industry, 6.268% (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	1,601,359	2,250,000
3,125,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	2,986,056	3,110,454
1,560,397		Burkina Faso, Government of, 3.017-3.056%, 2/22/2021	7/30/2020- 8/21/2020	11,311,781	1,560,397
EUR 5,220,000		Burkina Faso, Government of, 3.330%, 1/30/2021	3/12/2020- 5/19/2020	2,301,876	6,120,188
2,185,453		Cameroon, Government of, 3.485%, 10/30/2020	5/26/2020	3,920,569	2,562,334
5,000,000	[2]	Cote d’Ivoire RC, 2.730% (6-month EURIBOR +0.000%), 2/1/2021	8/5/2020	141,670	5,862,249
8,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	11,000,000	9,208,020
$ 141,671		Djibouti, Government of, 3.543%, 10/13/2020	8/10/2020	5,398,300	141,670
4,874,025		Egypt, Government of, 2.370-2.394%, 9/24/2021	9/21/2020- 9/28/2020	14,427,500	4,874,025
1,444,445	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	6,279,006	1,430,180
2,205,732		Gambia, Government of, 4.053-4.288%, 7/22/2021	4/8/2020- 7/24/2020	4,370,885	2,205,732
4,375,000	[2]	Kenya, Government of, 6.758% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	15,000,000	4,121,928
2,857,143	[2]	Ministry of Finance Tanzania, 7.116% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	8,825,200	2,815,968
EUR 5,566,839		Senegal, Government of, 3.825%, 1/28/2021	5/20/2020- 9/29/2020	2,378,273	6,526,839
$ 14,500,000	[2]	Sharjah Govt., 1.408% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	9,000,000	14,411,912
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 5,213,600	[2]	The Sharjah Electricity and Water Authority, 1.896% (1-month USLIBOR +1.750%), 12/29/2020	6/15/2020	$4,874,025	$5,213,600
17,000,000		Turk Eximbank, 2.796%, 11/18/2020	2/14/2020	3,854,124	16,966,107
		TOTAL			99,961,352
		Oil Field Services—11.5%
11,735,582	[2]	Armada TGT Ltd., 3.220% (3-month USLIBOR +3.000%), 12/31/2021	7/14/2020	2,553,891	11,735,582
11,000,000		Kuwait Petroleum Aviation France SAS, 0.818%, 11/2/2020	8/28/2020	2,250,000	11,000,000
15,000,000		PetroChina International Corp., Ltd., 0.680%, 10/25/2020	9/28/2020	1,658,665	15,000,000
15,000,000	[2]	Trafigura Pte Ltd., 2.394% (1-month USLIBOR +2.250%), 12/31/2022	9/28/2020	4,000,000	15,000,000
15,000,000		Unipec Asia Co., Ltd., 0.741%, 10/9/2020	9/28/2020	14,896,750	15,000,000
		TOTAL			67,735,582
		Packaging—1.7%
10,000,000		SAN Miguel Industrias Pet S.A., 2.420%, 10/27/2020	8/17/2020	159,646	9,998,779
		Services - Support-Services—0.7%
4,120,882	[2]	Airport International Group, 2.426% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	1,136,684	3,961,472
		Supranational—5.6%
6,000,000	[2]	Africa Finance Corp., 1.217% (3-month USLIBOR +1.000%), 12/27/2021	1/10/2019	45,314,627	5,988,525
5,000,000	[2]	Africa Finance Corp., 2.369% (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	2,571,429	4,993,699
13,000,000		African Export-Import Bank (Afreximbank), 1.561%, 6/18/2021	6/22/2020	311,027	13,000,000
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.466% (3-month USLIBOR +1.200%), 10/5/2020	10/4/2018	11,530,209	8,998,676
		TOTAL			32,980,900
		Technology & Electronics - Tech Hardware & Equipment—1.4%
2,852,270		Ingram Micro, Inc., 3.249%, 10/30/2020	8/5/2020- 8/18/2020	173,093	2,842,698
3,429,343		Ingram Micro, Inc., 3.256%, 11/6/2020	8/11/2020	572,361	3,414,623
2,224,409		Ingram Micro, Inc., 3.267%, 11/13/2020	8/18/2020	4,971,500	2,213,085
		TOTAL			8,470,406
		Telecommunications - Wireless—5.7%
15,000,000	[2]	Millicom Tanzan, 5.249% (6-month USLIBOR +5.000%), 6/12/2025	5/28/2020- 7/31/2020	2,294,479	15,000,000
6,899,999	[2]	MTN Group Ltd., 2.405% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018- 3/25/2020	5,728,262	6,899,999
EUR 10,000,000		Sonatel S.A., 3.000%, 12/24/2020	6/22/2020	8,842,500	11,724,498
		TOTAL			33,624,497
		Transportation - Airlines—2.8%
$ 16,443,124	[2]	Avolon Aerospace, 2.817-3.138% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	5,467,000	16,415,116
		Transportation Services—1.8%
4,422,137	[2]	Armenia International Airports CJSC, 7.416% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017- 10/12/2018	15,000,000	4,333,655
3,780,000	[2]	Asyaport, 4.753% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	8,947,500	3,780,000
2,336,930	[2]	Autopistas Urbanas SA (AUSA), 3.780% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	9,000,000	2,241,971
		TOTAL			10,355,626
		Utilities—6.1%
173,093	[2]	Egypt Electric AfreximBK, 5.616% (3-month USLIBOR +5.250%), 10/5/2020	8/3/2017	2,205,732	173,093
3,000,000	[2]	Egypt Electric, 5.254% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015- 2/13/2019	17,352,000	2,987,082
3,251,505	[2]	Karpower International B.V., 6.980% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	11,260,500	3,249,859
8,647,411	[2]	Karpowership, 4.807% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	2,923,940	8,608,579
IDR 98,481,193,249	[2]	PT MaxPower, 5.750% (3-month USLIBOR +0.037%), 6/10/2039	6/12/2019- 9/18/2020	10,000,000	6,618,360
$ 5,145,723		Tunisia, Government of, 2.137%, 5/17/2021	9/21/2020	5,145,723	5,145,080
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utilities—continued
$ 9,000,000		Tunisia, Government of, 2.928%, 5/17/2021	5/5/2020- 5/19/2020	$8,432,136	$8,999,505
		TOTAL			35,781,558
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $545,449,659)			524,321,277
		INVESTMENT COMPANY—7.7%
45,340,649		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[7] (IDENTIFIED COST $45,314,627)			45,363,320
		TOTAL INVESTMENT IN SECURITIES—96.5% (IDENTIFIED COST $590,764,286)[8]			569,684,597
		OTHER ASSETS AND LIABILITIES - NET—3.5%[9]			20,572,437
		TOTAL NET ASSETS—100%			$590,257,034
At September 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
10/1/2020	State Street Bank & Trust Company	136,830	EUR	$148,557	$(11,869)
10/5/2020	State Street Bank & Trust Company	5,544,000	EUR	$6,625,295	$124,829
10/5/2020	State Street Bank & Trust Company	2,156,000	EUR	$2,576,503	$48,545
10/5/2020	State Street Bank & Trust Company	3,052,487	EUR	$3,456,648	$(122,462)
10/13/2020	Standard Chartered Bank	8,000,000	EUR	$9,093,064	$(288,667)
10/14/2020	State Street Bank & Trust Company	735,555	EUR	$840,004	$(22,611)
11/2/2020	Standard Chartered Bank	777,369	EUR	$874,910	$(37,100)
11/3/2020	Citibank N.A.	2,212,322	EUR	$2,500,413	$(95,137)
11/16/2020	State Street Bank & Trust Company	1,446,045	EUR	$1,653,012	$(43,981)
11/18/2020	Standard Chartered Bank	245,940	EUR	$271,320	$(17,312)
12/1/2020	State Street Bank & Trust Company	245,940	EUR	$267,408	$(21,303)
12/4/2020	State Street Bank & Trust Company	1,298,422	EUR	$1,534,049	$9,701
12/15/2020	State Street Bank & Trust Company	902,250	EUR	$1,032,290	$(27,304)
12/16/2020	Barclays Capital	97,000,000,000	IDR	$6,712,338	$238,374
12/18/2020	Standard Chartered Bank	362,233	EUR	$399,916	$(25,525)
12/29/2020	Citibank N.A.	10,153,300	EUR	$11,438,606	$(490,373)
12/31/2020	State Street Bank & Trust Company	1,361,430	EUR	$1,613,048	$13,425
1/4/2021	State Street Bank & Trust Company	362,233	EUR	$394,332	$(31,328)
1/19/2021	Standard Chartered Bank	481,320	EUR	$532,076	$(33,702)
2/1/2021	State Street Bank & Trust Company	2,201,000	EUR	$2,576,051	$(11,876)
2/2/2021	State Street Bank & Trust Company	481,320	EUR	$524,333	$(41,613)
2/4/2021	State Street Bank & Trust Company	5,068,250	EUR	$5,982,523	$22,918
2/22/2021	State Street Bank & Trust Company	9,000,000	EUR	$10,784,713	$197,848
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(666,523)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2020	$43,144,075
Purchases at Cost	$356,076,594
Proceeds from Sales	$(353,940,845)
Change in Unrealized Appreciation/Depreciation	$58,713
Net Realized Gain/(Loss)	$24,783
Value as of 9/30/2020	$45,363,320
Shares Held as of 9/30/2020	45,340,649
Dividend Income	$144,133

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2020, these restricted securities amounted to
$524,321,277, which represented 88.8% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$524,321,277	$524,321,277
Investment Company	45,363,320	—	—	45,363,320
TOTAL SECURITIES	$45,363,320	$—	$524,321,277	$569,684,597
Other Financial Instruments[1]
Assets	$—	$655,640	$—	$655,640
Liabilities	—	(1,322,163)	—	(1,322,163)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(666,523)	$—	$(666,523)

[1]	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2020	$548,095,151
Accrued discount/premiums	212,899
Realized gain (loss)	322,247
Change in unrealized appreciation (depreciation)	11,559,306
Purchases	305,310,332
(Sales)	(341,178,658)
Balance as of 9/30/2020	$524,321,277
Total change in unrealized appreciation (depreciation) attributable to investments still held at 9/30/2020	$7,221,698

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.68	$9.02	$9.06	$9.21	$9.32	$9.37
Income From Investment Operations:
Net investment income	0.15	0.39	0.43	0.39	0.39	0.38
Net realized and unrealized gain (loss)	0.11	(0.32)	(0.03)	(0.14)	(0.11)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.07	0.40	0.25	0.28	0.32
Less Distributions:
Distributions from net investment income	(0.14)	(0.41)	(0.44)	(0.40)	(0.39)	(0.37)
Net Asset Value, End of Period	$8.80	$8.68	$9.02	$9.06	$9.21	$9.32
Total Return[1]	3.18%	0.74%	4.45%	2.79%	3.04%	3.46%
Ratios to Average Net Assets:
Net expenses[2]	0.10%[3]	0.09%	0.14%	0.18%	0.18%	0.22%
Net investment income	3.34%[3]	4.32%	4.77%	4.27%	4.24%	4.07%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$590,257	$604,776	$594,046	$555,329	$490,175	$486,124
Portfolio turnover	31%	62%	57%	51%	47%	47%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities September 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $45,363,320 of investments in an affiliated holding* (identified cost $590,764,286)	$569,684,597
Cash	5,790,529
Cash denominated in foreign currencies (identified cost $160,795)	160,754
Income receivable	4,372,674
Income receivable from an affiliated holding	11,097
Receivable for investments sold	11,344,136
Unrealized appreciation on foreign exchange contracts	655,640
Total Assets	592,019,427
Liabilities:
Payable for investments purchased	90,729
Unrealized depreciation on foreign exchange contracts	1,322,163
Due to broker	25,628
Income distribution payable	126,174
Payable for portfolio accounting fees	142,097
Accrued expenses (Note 5)	55,602
Total Liabilities	1,762,393
Net assets for 67,039,295 shares outstanding	$590,257,034
Net Assets Consist of:
Paid-in capital	$649,872,624
Total distributable earnings (loss)	(59,615,590)
Total Net Assets	$590,257,034
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$590,257,034 ÷ 67,039,295 shares outstanding, no par value, unlimited shares authorized	$8.80

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations Six Months Ended September 30, 2020 (unaudited)

Investment Income:
Interest	$9,791,060
Dividends received from an affiliated holding*	144,133
TOTAL INCOME	9,935,193
Expenses:
Investment adviser fee (Note 5)	289,078
Administrative fee (Note 5)	730
Custodian fees	13,518
Transfer agent fees	20,936
Directors’/Trustees’ fees (Note 5)	4,968
Auditing fees	46,690
Legal fees	7,475
Portfolio accounting fees	178,805
Share registration costs	662
Printing and postage	8,118
Miscellaneous (Note 5)	11,703
TOTAL EXPENSES	582,683
Waiver/reimbursement of investment adviser fee (Note 5)	(289,078)
Net expenses	293,605
Net investment income	9,641,588
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized gain of $24,783 on sales of investments in an affiliated holding*)	304,241
Net realized loss on foreign currency transactions	(171,586)
Net realized loss on foreign exchange contracts	(1,047,520)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $58,713 on investments in an affiliated holding*)	11,484,709
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	15,662
Net change in unrealized appreciation of foreign exchange contracts	(2,623,571)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts and foreign currency transactions	7,961,935
Change in net assets resulting from operations	$17,603,523

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2020	Year Ended 3/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,641,588	$26,832,600
Net realized loss	(914,865)	(10,489,454)
Net change in unrealized appreciation/depreciation	8,876,800	(11,318,776)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,603,523	5,024,370
Distributions to Shareholders	(9,487,941)	(28,448,541)
Share Transactions:
Proceeds from sale of shares	62,298,468	75,125,000
Net asset value of shares issued to shareholders in payment of distributions declared	8,545,814	23,857,002
Cost of shares redeemed	(93,478,871)	(64,827,360)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,634,589)	34,154,642
Change in net assets	(14,519,007)	10,730,471
Net Assets:
Beginning of period	604,776,041	594,045,570
End of period	$590,257,034	$604,776,041
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows Six Months Ended September 30, 2020 (unaudited)

Operating Activities:
Change in net assets resulting from operations	$17,603,523
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(305,310,332)
Proceeds from disposition of investment securities	339,799,115
Purchase of short-term investments, net	(2,135,749)
Amortization/accretion of premium/discount, net	(212,899)
Decrease in income receivable	667,411
Increase in receivable for investments sold	(4,136,331)
Increase in payable for investments purchased	90,729
Decrease in accrued expenses	(52,819)
Net realized gain on investments	(304,241)
Net realized loss on foreign exchange contracts	1,047,520
Net realized loss on foreign currency transactions	171,586
Net change in unrealized appreciation/depreciation of investments	(11,484,709)
Net change in unrealized depreciation of foreign exchange contracts	2,623,571
Net Cash Provided By Operating Activities	38,366,375
Financing Activities:
Decrease in cash overdraft	(167,005)
Proceeds from sale of units	62,298,468
Distributions paid in cash	(1,052,022)
Payments for units redeemed	(93,478,871)
Net Cash Used by Financing Activities	(32,399,430)
Effect of exchange rate changes on cash	(15,662)
Net increase in cash	5,951,283
Cash at beginning period	—
Cash at end of period	$5,951,283
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $8,545,814. See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2020 (unaudited)
1. ORGANIZATION
Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Hermes Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund’s investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933, as amended (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Core Trust III and Federated Project and Trade Finance Core Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Semi-Annual Shareholder Report

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $289,078 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $730,952 and $1,240,690, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$655,640	Unrealized depreciation on foreign exchange contracts	$1,322,163
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(1,047,520)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(2,623,571)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2020	Year Ended 3/31/2020
Shares sold	7,113,958	8,366,294
Shares issued to shareholders in payment of distributions declared	976,275	2,662,739
Shares redeemed	(10,700,107)	(7,270,765)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,609,874)	3,758,268
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2020, the cost of investments for federal tax purposes was $590,764,286. The net unrealized depreciation of investments for federal tax purposes was $21,746,212. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,403,664 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,149,876. The amounts presented are inclusive of derivative contracts.
As of March 31, 2020, the Fund had a capital loss carryforward of $35,552,798 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,233,972	$33,318,826	$35,552,798
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights excluding fees and expenses that may be charged by the Adviser and its affiliates, operating expenses associated with premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund’s shares (after the voluntarily waivers and reimbursements) will not exceed 0.15% of the Fund’s average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended September 30, 2020, the Adviser voluntarily waived $259,365 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2020, the Adviser reimbursed $29,713.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2020, the Sub-Adviser earned a fee of $1,124,322.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of September 30, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2020, were as follows:
Purchases	$106,647,031
Sales	$132,599,778
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

At September 30, 2020, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Nigeria	6.5%
Hong Kong	5.1%
Senegal	4.6%
Egypt	3.6%
Turkey	3.5%
France	3.4%
Angola	3.4%
United Arab Emerates	3.3%
South Africa	3.2%
Tanzania, United Republic Of	3.0%
Ireland	2.8%
Ivory Coast	2.6%
Singapore	2.5%
Oman	2.5%
Russia	2.4%
Tunisia	2.4%
Brazil	2.4%
Indonesia	2.3%
Kazakhstan	2.3%
Kenya	2.2%
Ukrainian	2.1%
Vietnam	2.0%
Peru	1.7%
Azerbaijan	1.5%
China	1.5%
Ghana	1.3%
Burkina Faso	1.3%
Malaysia	1.2%
Argentina	1.2%
Philippines	1.2%
Kuwait	0.9%
Ecuador	0.8%
Armenia	0.7%
Jordan	0.7%
Denmark	0.7%
Chad	0.6%
Lebanon	0.6%
Saudi Arabia	0.5%
Rwanda	0.5%
Suriname	0.4%
Cameroon, United Republic Of	0.4%
Gambia	0.4%
Congo	0.3%
Bahrain	0.3%
Ethiopia	0.2%
Thailand	0.2%
Morocco	0.1%
India	0.1%
Colombia	[1]0.0%
Maldives	[1]0.0%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Djbouti	[1]0.0%
Botswana	[1]0.0%

1	Represents less than 0.1%.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2020	Ending Account Value 09/30/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,031.80	$[2]0.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.57	$[2]0.51

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.76, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Project and Trade Finance Core Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO PROJECT AND TRADE FINANCE CORE FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that the investment advisory fee is waived in its entirety and other expenses were waived and/or reimbursed so that total fund expenses were minimal. The Board noted that Federated Hermes may, however, receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual
Semi-Annual Shareholder Report

fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser
Semi-Annual Shareholder Report

in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund outperformed its benchmark index.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered that the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that the investment advisory fee is waived in its entirety and other expenses were waived and/or reimbursed so that total fund expenses were minimal. However, the Board considered the compensation and benefits received by the Adviser and sub-adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Fund’s expenses will remain minimal due to waiver of the entirety of the investment advisory fee and waiver and/or reimbursement of a portion of other expenses, the Board did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s
Semi-Annual Shareholder Report

evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on www.sec.gov within 60 days of the end of the fiscal www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Project and Trade Finance Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
41216 (11/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020